Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure of Other Liabilities

	2021	2020
Non-current
Benefit plans	51,449	—
Termination payment plans	91,183	168,710

Total	142,632	168,710

Currents
Termination payment plans	136,632	159,460
Dividends payable to minority shareholders	11,818	22,744
Others	11,481	24,076

Total	159,931	206,280